Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 5,800
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	14,598		17,212
Financial assets	826,764		941,091
Derivative liabilities	18,037		16,659
Financial liabilities	18,037		16,659
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,654		4,624
Derivative liabilities	1,459		1,277
Fair Value, Measurements, Recurring | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5,654		5,924
Derivative liabilities	3,530		4,430
Fair Value, Measurements, Recurring | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,030		1,027
Derivative liabilities	4,685		5,497
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,890		5,540
Derivative liabilities	8,263		5,432
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	370		97
Derivative liabilities	100		23
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	16,026	[1]	19,397	[1]
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	33,041		12,817
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	757,299		886,487
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	278,717		220,915
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	61,090		57,359
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	196,835		280,222
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	63,244		139,152
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	60,691		95,328
Fair Value, Measurements, Recurring | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,311		8,410
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	88,411		85,101
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,800		5,178
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,800	[2]	5,178
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	147		649
Financial assets	168,729		174,089
Derivative liabilities	0		412
Financial liabilities	0		412
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	147		649
Derivative liabilities	0		412
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	2,184		384
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	166,398		173,056
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	98,990		105,353
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		33
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	67,408		67,670
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[2]	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	12,352		11,270
Financial assets	513,158		518,054
Derivative liabilities	18,037		16,247
Financial liabilities	18,037		16,247
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,654		4,624
Derivative liabilities	1,459		1,277
Fair Value, Measurements, Recurring | Level 2 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,555		631
Derivative liabilities	3,530		4,430
Fair Value, Measurements, Recurring | Level 2 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	883		378
Derivative liabilities	4,685		5,085
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,890		5,540
Derivative liabilities	8,263		5,432
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	370		97
Derivative liabilities	100		23
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	16,026	[1]	19,397	[1]
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	30,857		12,433
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	453,923		469,776
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	179,727		115,562
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	61,090		57,326
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	190,311		277,310
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	1,792		2,147
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	21,003		17,431
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		5,178
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[2]	5,178
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,099		5,293
Financial assets	144,877		248,948
Derivative liabilities	0		0
Financial liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,099		5,293
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	136,978		243,655
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,524		2,912
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	63,244		139,152
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	58,899		93,181
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,311		8,410
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,800		0
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 5,800	[2]	¥ 0

[1]	A subsidiary elected the fair value option under ASC 825-10 ("Financial Instruments-Fair Value Option") on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012 and losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 and the fiscal year ended March 31, 2013, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million and ¥19,397 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, are ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥491 million. As of March 31, 2012 and 2013, there are no loans that are 90 days or more past due, in non-accrual status, or both.
[2]	A subsidiary elected the fair value option under ASC 825-10 ("Financial Instruments-Fair Value Option") for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust, which were made on or after April 1, 2012. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income are gains from the change in the fair value of those investments of ¥670 million for the year ended March 31, 2013.